Eaton Vance

Richard Bernstein All Asset Strategy Fund

November 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 39.1%

Security	Shares	Value
Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.	7,524	$707,030
DSV PANALPINA A/S	4,672	735,684
Expeditors International of Washington, Inc.	10,334	923,550
FedEx Corp.	3,330	954,311
Hub Group, Inc., Class A(1)	16,497	901,066
United Parcel Service, Inc., Class B	12,230	2,092,186

		$6,313,827

Airlines — 0.2%
Alaska Air Group, Inc.	18,946	$965,678
Southwest Airlines Co.	21,432	993,159

		$1,958,837

Auto Components — 0.2%
Cooper Tire & Rubber Co.	30,006	$1,192,138

		$1,192,138

Automobiles — 0.4%
Tesla, Inc.(1)	4,285	$2,432,166
Volkswagen AG, PFC Shares	4,383	735,721

		$3,167,887

Banks — 1.7%
Bank of America Corp.	48,002	$1,351,736
Canadian Western Bank	43,009	999,470
First BanCorp	111,299	883,714
First Merchants Corp.	36,360	1,211,515
International Bancshares Corp.	36,672	1,188,540
JPMorgan Chase & Co.	19,284	2,273,198
PNC Financial Services Group, Inc. (The)	4,805	663,426
Renasant Corp.	30,657	946,382
Sumitomo Mitsui Financial Group, Inc.	19,000	546,299
Trustmark Corp.	47,374	1,175,823
U.S. Bancorp	13,983	604,205
WesBanco, Inc.	41,795	1,196,591

		$13,040,899

Beverages — 0.5%
Brown-Forman Corp., Class B	7,401	$596,965
Coca-Cola Co. (The)	31,206	1,610,229
PepsiCo, Inc.	10,052	1,449,800

		$3,656,994

Biotechnology — 0.5%
Amgen, Inc.	5,732	$1,272,733
Biogen, Inc.(1)	3,379	811,535

Security	Shares	Value
CSL, Ltd.	6,121	$1,340,410
Gilead Sciences, Inc.	8,927	541,601

		$3,966,279

Building Products — 0.3%
Daikin Industries, Ltd.	3,700	$838,012
Kingspan Group PLC(1)	8,400	732,863
Simpson Manufacturing Co., Inc.	7,506	689,801

		$2,260,676

Capital Markets — 0.7%
Bank of New York Mellon Corp. (The)	20,065	$784,943
BlackRock, Inc.	2,251	1,571,986
CME Group, Inc.	2,642	462,429
FactSet Research Systems, Inc.	2,663	888,803
Partners Group Holding AG	553	596,234
Sprott, Inc.	27,449	831,903

		$5,136,298

Chemicals — 2.5%
Air Liquide S.A.	11,839	$1,934,734
Air Products and Chemicals, Inc.	1,947	545,433
Air Water, Inc.	55,500	913,350
Akzo Nobel NV	11,053	1,170,408
Arkema S.A.	8,131	946,909
Asahi Kasei Corp.	94,700	865,788
BASF SE	12,457	910,714
Ecolab, Inc.	4,004	889,489
Ems-Chemie Holding AG	1,596	1,457,641
Givaudan S.A.	392	1,605,801
Linde PLC	6,127	1,571,085
Novozymes A/S, Class B	14,356	819,934
Sherwin-Williams Co. (The)	2,277	1,702,353
Shin-Etsu Chemical Co., Ltd.	8,500	1,392,521
Sika AG	4,982	1,267,648
Symrise AG	8,408	1,053,848

		$19,047,656

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	9,542	$640,268
Securitas AB, Class B(1)	26,897	442,498

		$1,082,766

Communications Equipment — 0.1%
Cisco Systems, Inc.	23,755	$1,021,940

		$1,021,940

Construction & Engineering — 0.2%
Eiffage S.A.(1)	4,734	$462,831
Kandenko Co., Ltd.	116,300	885,850

		$1,348,681

Security	Shares	Value
Construction Materials — 0.1%
CRH PLC	21,574	$848,574

		$848,574

Consumer Finance — 0.4%
Aeon Financial Service Co., Ltd.	49,200	$535,805
American Express Co.	8,303	984,653
Navient Corp.	87,165	816,736
PRA Group, Inc.(1)	23,062	960,071

		$3,297,265

Containers & Packaging — 0.4%
Ball Corp.	15,656	$1,503,132
Huhtamaki Oyj	19,077	955,473
SIG Combibloc Group AG	37,618	869,048

		$3,327,653

Diversified Consumer Services — 0.3%
InvoCare, Ltd.(2)	103,588	$845,556
TAL Education Group ADR(1)	26,730	1,872,704

		$2,718,260

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	6,182	$1,415,122

		$1,415,122

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	42,841	$1,231,679
Elisa Oyj	8,337	447,348
Liberty Latin America, Ltd., Class C(1)	75,595	854,979
Verizon Communications, Inc.	10,781	651,280

		$3,185,286

Electric Utilities — 0.8%
Alliant Energy Corp.	19,675	$1,034,905
Enel SpA	127,008	1,274,249
Eversource Energy	6,093	533,198
Iberdrola S.A.	75,583	1,037,582
IDACORP, Inc.	6,033	546,469
NextEra Energy, Inc.	17,816	1,311,079
Red Electrica Corp. S.A.	28,050	573,428

		$6,310,910

Electrical Equipment — 0.3%
AMETEK, Inc.	6,028	$714,499
Eaton Corp. PLC	5,895	713,943
Emerson Electric Co.	9,012	692,302

		$2,120,744

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	6,196	$810,499

Security	Shares	Value
Canon Marketing Japan, Inc.	24,600	$514,140
Hexagon AB, Class B(1)(2)	8,242	686,965
Sanmina Corp.(1)	27,934	888,720

		$2,900,324

Energy Equipment & Services — 0.6%
Halliburton Co.	76,310	$1,265,983
Schlumberger NV	36,806	765,197
TechnipFMC PLC	129,159	1,073,311
Tenaris S.A.	167,499	1,300,279

		$4,404,770

Entertainment — 0.1%
Activision Blizzard, Inc.	7,889	$627,018

		$627,018

Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	6,174	$2,418,788
George Weston, Ltd.	4,255	314,890
Kroger Co. (The)	15,329	505,857
Loblaw Cos., Ltd.	18,837	931,189
Performance Food Group Co.(1)	19,981	866,776
Tsuruha Holdings, Inc.	4,700	689,234
Walmart, Inc.	6,925	1,058,071

		$6,784,805

Food Products — 1.5%
AAK AB	65,737	$1,300,496
Darling Ingredients, Inc.(1)	21,328	1,029,716
General Mills, Inc.	11,533	701,437
Hershey Co. (The)	7,237	1,070,280
Hormel Foods Corp.	19,391	914,867
J&J Snack Foods Corp.	9,092	1,321,886
McCormick & Co., Inc.	3,445	644,146
Nestle S.A.	16,445	1,842,078
Nisshin Seifun Group, Inc.	42,500	689,893
Saputo, Inc.	23,295	646,276
Simply Good Foods Co. (The)(1)	36,899	802,184
Tyson Foods, Inc., Class A	6,811	444,077

		$11,407,336

Gas Utilities — 0.1%
Rubis SCA	10,104	$428,759

		$428,759

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	14,240	$1,541,053
Avanos Medical, Inc.(1)	33,810	1,433,206
Becton, Dickinson and Co.	2,823	662,953
Cooper Cos., Inc. (The)	2,747	920,849
Danaher Corp.	11,898	2,672,648
DENTSPLY SIRONA, Inc.	7,813	397,603

Security	Shares	Value
Edwards Lifesciences Corp.(1)	6,975	$585,133
Fisher & Paykel Healthcare Corp., Ltd.	38,442	968,054
IDEXX Laboratories, Inc.(1)	1,878	865,720
Intuitive Surgical, Inc.(1)	2,089	1,516,718
Medtronic PLC	8,998	1,023,073
ResMed, Inc.	3,683	771,957
Stryker Corp.	3,160	737,544
West Pharmaceutical Services, Inc.	3,848	1,058,816

		$15,155,327

Health Care Providers & Services — 1.1%
Cigna Corp.	3,969	$830,077
CVS Health Corp.	20,344	1,379,120
Henry Schein, Inc.(1)	10,993	706,960
Humana, Inc.	1,365	546,710
McKesson Corp.	3,555	639,580
Quest Diagnostics, Inc.	5,101	632,422
Ryman Healthcare, Ltd.	72,431	748,227
UnitedHealth Group, Inc.	9,590	3,225,500

		$8,708,596

Health Care Technology — 0.1%
Cerner Corp.	15,697	$1,174,763

		$1,174,763

Hotels, Restaurants & Leisure — 0.3%
J D Wetherspoon PLC(1)	54,501	$802,855
La Francaise des Jeux SAEM(3)	20,657	863,956
McDonald’s Corp.	3,770	819,749

		$2,486,560

Household Durables — 0.3%
D.R. Horton, Inc.	12,370	$921,565
JM AB(2)	38,235	1,226,304

		$2,147,869

Household Products — 1.0%
Church & Dwight Co., Inc.	12,066	$1,059,033
Clorox Co. (The)	3,560	722,537
Colgate-Palmolive Co.	16,141	1,382,315
Henkel AG & Co. KGaA	15,069	1,453,898
Kimberly-Clark Corp.	4,432	617,422
Procter & Gamble Co. (The)	11,951	1,659,635
Reckitt Benckiser Group PLC	10,759	939,127

		$7,833,967

Industrial Conglomerates — 0.3%
3M Co.	5,247	$906,314
Nolato AB, Class B(1)	11,960	1,071,033
Smiths Group PLC	32,780	629,844

		$2,607,191

Security	Shares	Value
Insurance — 1.3%
Aflac, Inc.	17,242	$757,441
Allianz SE	3,269	766,205
Aon PLC, Class A	7,732	1,584,210
Arthur J. Gallagher & Co.	6,437	742,894
AXA S.A.	19,916	465,625
Dai-ichi Life Holdings, Inc.	38,000	598,676
Markel Corp.(1)	483	470,360
Marsh & McLennan Cos., Inc.	12,079	1,384,737
Muenchener Rueckversicherungs-Gesellschaft AG	1,789	495,733
NN Group NV	17,829	720,557
Swiss Life Holding AG	2,805	1,251,646
Tokio Marine Holdings, Inc.	10,300	510,031

		$9,748,115

Interactive Media & Services — 1.7%
Alphabet, Inc., Class A(1)	1,800	$3,157,920
Alphabet, Inc., Class C(1)	1,852	3,260,890
Autohome, Inc. ADR	13,140	1,240,679
Facebook, Inc., Class A(1)	14,272	3,952,916
Tencent Holdings, Ltd.	26,600	1,939,078

		$13,551,483

Internet & Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	2,403	$7,612,800

		$7,612,800

IT Services — 1.6%
Amdocs, Ltd.	8,111	$533,785
Atos SE(1)	5,537	505,421
Automatic Data Processing, Inc.	9,732	1,692,200
Broadridge Financial Solutions, Inc.	4,673	686,370
Cognizant Technology Solutions Corp., Class A	9,586	748,954
Fidelity National Information Services, Inc.	6,569	974,905
Fiserv, Inc.(1)	4,882	562,309
Mastercard, Inc., Class A	2,446	823,104
Nexi SpA(1)(3)	39,711	749,810
Otsuka Corp.	11,400	552,824
Shopify, Inc., Class A(1)	1,247	1,342,126
Sopra Steria Group(1)	4,293	650,892
TIS, Inc.	27,100	538,193
Visa, Inc., Class A	11,259	2,368,331

		$12,729,224

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(1)	1,779	$572,998
Mettler-Toledo International, Inc.(1)	1,196	1,375,448
PerkinElmer, Inc.	10,625	1,413,125
Thermo Fisher Scientific, Inc.	6,244	2,903,335

		$6,264,906

Security	Shares	Value
Machinery — 0.5%
Interroll Holding AG	388	$1,109,442
Mueller Industries, Inc.	26,569	870,400
Mueller Water Products, Inc., Class A	75,063	890,998
PACCAR, Inc.	8,381	729,650
Traton SE	20,857	544,684

		$4,145,174

Media — 0.1%
Fuji Media Holdings, Inc.	48,400	$502,214

		$502,214

Metals & Mining — 0.2%
Acerinox S.A.	89,695	$929,487
Boliden AB	25,829	893,323

		$1,822,810

Multi-Utilities — 0.2%
NorthWestern Corp.	23,698	$1,374,484
WEC Energy Group, Inc.	5,821	552,704

		$1,927,188

Multiline Retail — 0.4%
Big Lots, Inc.	18,119	$936,209
Dollar General Corp.	2,807	613,554
Dollarama, Inc.	16,364	669,831
Pan Pacific International Holdings Corp.	25,800	608,736

		$2,828,330

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	18,107	$1,578,568
ConocoPhillips	31,867	1,260,659
EOG Resources, Inc.	13,646	639,724
Exxon Mobil Corp.	46,508	1,773,350
Hess Corp.	27,154	1,281,126
ONEOK, Inc.	17,847	640,172
Pioneer Natural Resources Co.	14,057	1,413,853
Repsol S.A.	121,410	1,163,684
Suncor Energy, Inc.	67,351	1,077,139
TC Energy Corp.	22,945	1,009,354
Valero Energy Corp.	10,843	583,028
World Fuel Services Corp.	39,169	1,113,183

		$13,533,840

Paper & Forest Products — 0.1%
Mondi PLC	40,460	$885,313

		$885,313

Personal Products — 0.6%
Beiersdorf AG	8,756	$980,441
Edgewell Personal Care Co.(1)	24,778	861,035

Security	Shares	Value
Kose Corp.	5,400	$823,700
Unilever NV	15,157	918,827
Unilever PLC	17,493	1,062,443

		$4,646,446

Pharmaceuticals — 1.6%
Bayer AG	6,498	$374,374
Bristol-Myers Squibb Co.	8,348	520,915
Eli Lilly & Co.	5,860	853,509
Johnson & Johnson	15,548	2,249,485
Merck & Co., Inc.	8,604	691,675
Novo Nordisk A/S, Class B	29,536	1,979,587
Pfizer, Inc.	52,564	2,013,727
Roche Holding AG PC	6,578	2,160,524
Sanofi	11,110	1,119,875
Viatris, Inc.(1)	6,522	109,700

		$12,073,371

Professional Services — 0.2%
AF Poyry AB(1)	19,925	$566,862
Korn Ferry	23,371	935,775

		$1,502,637

Real Estate Management & Development — 0.1%
Nexity S.A.	21,705	$842,264

		$842,264

Road & Rail — 1.3%
Central Japan Railway Co.	2,900	$368,564
CSX Corp.	22,173	1,996,679
J.B. Hunt Transport Services, Inc.	5,205	704,132
Kansas City Southern	5,008	932,339
Norfolk Southern Corp.	8,340	1,976,747
Old Dominion Freight Line, Inc.	4,771	970,231
Union Pacific Corp.	10,956	2,235,900
Werner Enterprises, Inc.	19,166	766,448

		$9,951,040

Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc.	9,778	$806,489
ASML Holding NV	1,735	753,830
Intel Corp.	28,347	1,370,577
NVIDIA Corp.	3,379	1,811,347
QUALCOMM, Inc.	6,460	950,718

		$5,692,961

Software — 1.7%
Adobe, Inc.(1)	1,526	$730,145
ANSYS, Inc.(1)	1,943	656,851
Constellation Software, Inc.	516	639,002
Hilan, Ltd.	18,349	841,702
Microsoft Corp.	39,237	8,399,465

Security	Shares	Value
Oracle Corp.	13,008	$750,822
Tyler Technologies, Inc.(1)	2,255	964,238
VMware, Inc., Class A(1)(2)	3,756	525,427

		$13,507,652

Specialty Retail — 0.4%
Advance Auto Parts, Inc.	4,683	$691,679
Bilia AB, Class A(1)	44,656	502,210
Home Depot, Inc. (The)	3,993	1,107,698
Industria de Diseno Textil S.A.	17,060	566,296

		$2,867,883

Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	95,036	$11,314,036

		$11,314,036

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	6,191	$833,928

		$833,928

Thrifts & Mortgage Finance — 0.6%
Capitol Federal Financial, Inc.	106,044	$1,306,462
Equitable Group, Inc.	14,329	1,049,161
Washington Federal, Inc.	48,486	1,133,118
WSFS Financial Corp.	26,287	1,002,323

		$4,491,064

Tobacco — 0.1%
Philip Morris International, Inc.	11,064	$838,098

		$838,098

Trading Companies & Distributors — 0.5%
Brenntag AG	10,953	$838,762
Bunzl PLC	17,838	555,591
Fastenal Co.	14,534	718,706
Indutrade AB(1)	14,305	816,473
Mitsui & Co., Ltd.	34,500	586,192

		$3,515,724

Transportation Infrastructure — 0.1%
Hamburger Hafen und Logistik AG	40,880	$892,012

		$892,012

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp.	12,500	$861,454
T-Mobile US, Inc.(1)	6,064	806,148

		$1,667,602

Total Common Stocks (identified cost $218,423,292)		$303,274,092

Exchange-Traded Funds (4) — 40.9%

Security	Shares	Value
Equity Funds — 4.4%
iShares MSCI China ETF	425,115	$33,928,428

		$33,928,428

Fixed Income Funds — 35.1%
First Trust Low Duration Opportunities ETF	1,673,828	$86,403,001
iShares 10+ Year Investment Grade Corporate Bond ETF	76,000	5,577,640
iShares iBoxx $ Investment Grade Corporate Bond ETF(2)	233,500	32,335,080
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	377,800	36,680,602
ProShares Investment Grade-Interest Rate Hedged ETF	1,474,000	110,594,220

		$271,590,543

Short-Term Fixed Income Funds — 1.4%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,113,684

		$11,113,684

Total Exchange-Traded Funds (identified cost $305,547,235)		$316,632,655

U.S. Treasury Obligations — 15.5%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bonds:
1.125%, 5/15/40	$11,301	$10,862,011
1.125%, 8/15/40	15,405	14,767,041
3.875%, 8/15/40	5,183	7,524,896
4.25%, 5/15/39	4,647	6,981,723
4.375%, 11/15/39	7,989	12,236,737
4.50%, 2/15/36	1,239	1,838,495
4.625%, 2/15/40	5,866	9,262,994

		$63,473,897

U.S. Treasury Notes:
0.625%, 5/15/30	$6,786	$6,667,343
1.50%, 2/15/30	7,493	7,964,506
2.375%, 5/15/29	10,529	11,940,544
2.625%, 2/15/29(2)	8,964	10,325,177
2.875%, 5/15/28(2)	4,006	4,655,683
2.875%, 8/15/28	5,210	6,071,191
3.125%, 11/15/28	7,534	8,950,338

		$56,574,782

Total U.S. Treasury Obligations (identified cost $121,266,585)		$120,048,679

Short-Term Investments — 4.5%

Description	Units/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	34,354,718	$34,354,718
State Street Navigator Securities Lending Government Money Market Portfolio, 0.11% (6)	711,584	711,584

Total Short-Term Investments (identified cost $35,066,302)		$35,066,302

Total Investments — 100.0% (identified cost $680,303,414)		$775,021,728

Other Assets, Less Liabilities — (0.0)%(7)		$(340,460)

Net Assets — 100.0%		$774,681,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

All or a portion of this security was on loan at November 30, 2020. The aggregate market value of securities on loan at November 30, 2020 was $45,671,082 and the total market value of the collateral received by the Fund was $46,895,762, comprised of cash of $711,584 and U.S. government and/or agencies securities of $46,184,178.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $1,613,766 or 0.2% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

(7)	Amount is less than (0.05)%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	46.6%	$361,560,571
Japan	1.8	13,821,476
Switzerland	1.6	12,160,062
Canada	1.2	9,510,341
Germany	1.2	9,046,392
United Kingdom	1.1	8,438,396
France	1.1	8,221,266
Sweden	1.0	7,506,164
China	0.6	5,052,461
Spain	0.5	4,270,477
Denmark	0.4	3,535,205
Netherlands	0.3	2,644,795
Ireland	0.3	2,295,380
Australia	0.3	2,185,966
Italy	0.3	2,024,059
New Zealand	0.2	1,716,281
Finland	0.2	1,402,821
Luxembourg	0.2	1,300,279
Chile	0.1	854,979
Israel	0.1	841,702
Exchange-Traded Funds	40.9	316,632,655

Total Investments	100.0%	$775,021,728

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at November 30, 2020.

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $34,354,718, which represents 4.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$43,481,868	$27,997,844	$(37,124,994)	$485	$(485)	$34,354,718	$13,745	34,354,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$15,783,509	$3,750,094		$—	$19,533,603
Consumer Discretionary	19,704,021	6,151,634		—	25,855,655
Consumer Staples	25,386,336	9,781,310		—	35,167,646
Energy	15,474,647	2,463,963		—	17,938,610
Financials	30,641,952	6,486,811		—	37,128,763
Health Care	38,652,191	8,691,051		—	47,343,242
Industrials	25,622,112	12,077,197		—	37,699,309
Information Technology	41,372,360	5,793,777		—	47,166,137
Materials	6,211,492	19,720,514		—	25,932,006
Real Estate	—	842,264		—	842,264
Utilities	5,352,839	3,314,018		—	8,666,857
Total Common Stocks	$224,201,459	$79,072,633	*	$—	$303,274,092
Exchange-Traded Funds	$316,632,655	$—		$—	$316,632,655
U.S. Treasury Obligations	—	120,048,679		—	120,048,679
Short-Term Investments	711,584	34,354,718		—	35,066,302
Total Investments	$541,545,698	$233,476,030		$—	$775,021,728

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.